Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12. COMMITMENTS AND CONTINGENCIES:

Lease Commitments

The Company has lease agreements for office space in Charlotte, NC, and Boca Raton, FL. All lease agreements are with unrelated parties.

The Company has two Charlotte leases for adjoining space that expired May 31, 2014. The monthly rent for the combined space is approximately $2,340. The Company renewed the leases for an additional year at the same terms.

On August 1, 2013, FlexShopper entered into a 39 month lease for office space in Boca Raton, FL to accommodate the FlexShopper business and its additional employees. The monthly rent was approximately $6,800. This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building. Upon commencement the monthly base rent including operating expenses for the first year will be approximately $15,800 with annual three percent increases throughout the lease term.

Anchor had a lease for office space in Medley, FL, which was to expire on May 12, 2014. Anchor terminated this lease in 2013 and forfeited its security deposit.

The rental expense for the nine months ended September 30, 2014 and 2013 was approximately $116,000 and $42,000, respectively. At September 30, 2014, The future minimum annual lease payments are approximately as follows:

2015	$135,800
2016	120,600
2017	124,400
2018	128,100
2019	109,500
$618,400

Contingencies

We are not a party to any pending material legal proceedings except as described below. To our knowledge, no governmental authority is contemplating commencing a legal proceeding in which we would be named as a party.

On October 22, 2010, Anchor filed a complaint in the Superior Court of Stamford/Norwalk, Connecticut against the Administrators of the Estate of David Harvey (“Harvey”) to recoup a credit loss incurred by the Company’s former subsidiary, Brookridge Funding Services, LLC. Harvey was the owner of a Company that caused the credit loss and the Company is pursuing its rights under the personal guarantee that Harvey provided. The Complaint is demanding principal of approximately $485,000 plus interest and damages.

On September 9, 2014 the Company received $124,774 from Harvey as a final settlement, which is included in discontinued operations.

15. COMMITMENTS AND CONTINGENCIES:

Lease Commitments

The Company has lease agreements for office space in Charlotte, NC, and Boca Raton, FL. All lease agreements are with unrelated parties.

The Company has two Charlotte leases for adjoining space that expire May 31, 2014.  The monthly rent for the combined space is approximately $2,340.

Beginning November 1, 2009, the company entered  into  a 24 month  lease  for office  space  in Boca  Raton, FL, and  on November 1, 2012  renewed  for another  two years. This lease expired on September 30, 2013 and was not renewed.  The monthly rent was approximately $1,413.

On August 1, 2013, FlexShopper entered into a 39 month lease for additional office space in Boca Raton, FL to accommodate the FlexShopper business and its additional employees. The monthly rent was approximately $6,800. This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building. Upon commencement the monthly base rent including operating expenses for the first year will be approximately $15,800 with annual three percent increases throughout the lease term.

Anchor had a lease for office space in Medley, FL, which was to expire on May 12, 2014. Anchor terminated this lease in 2013 and forfeited its security deposit.

The rental expense for the years ended December 31, 2013 and 2012 was approximately $58,921 and $46,571, respectively.  The future minimum lease payments are approximately as follows:

2014	$86,900
2015	117,600
2016	122,000
2017	126,000
2018	129,600
Thereafter	77,200
$659,300

Contingencies

We are not a party to any pending material legal proceedings except as described below. To our knowledge, no governmental authority is contemplating commencing a legal proceeding in which we would be named as a party.

On October 22, 2010, Anchor filed a complaint in the Superior Court of Stamford/Norwalk, Connecticut against the Administrators of the Estate of David Harvey (“Harvey”) to recoup a credit loss incurred by the Company’s former subsidiary, Brookridge Funding Services, LLC.  Harvey was the owner of a Company that caused the credit loss and the Company is pursuing its rights under the personal guarantee that Harvey provided.  The Complaint is demanding principal of approximately $485,000 plus interest and damages.